Marketable debt securities - Disclosure of changes in bonds and debentures outstanding (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in financial instruments, Liabilities
Balance at beginning of year	€ 246,163	€ 235,269
Balance at year-end	280,339	246,163	€ 235,269
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of year	194,362	191,577	208,455
Net inclusion of entities in the Group	0	0	785
Issues	66,033	59,937	54,905
Redemptions and repurchases	(49,903)	(61,846)	(62,699)
Exchange differences and other movements	1,105	4,694	(9,869)
Balance at year-end	211,597	194,362	191,577
Bonds and debentures outstanding | Banco Santander, S.A.
Changes in financial instruments, Liabilities
Issues	19,243	11,766	10,220
Redemptions and repurchases	(9,297)	(3,185)	(5,991)
Bonds and debentures outstanding | Santander Consumer USA Holdings Inc.
Changes in financial instruments, Liabilities
Issues	13,315	15,771	12,246
Redemptions and repurchases	(15,252)	(15,151)	(13,959)
Bonds and debentures outstanding | Banco Santander (Brasil) S.A.
Changes in financial instruments, Liabilities
Issues	11,233	14,996	11,036
Redemptions and repurchases	(2,721)	(15,182)	(14,211)
Bonds and debentures outstanding | Santander UK Group Holdings plc
Changes in financial instruments, Liabilities
Issues	10,178	3,372	6,320
Redemptions and repurchases	(5,267)	(14,695)	(14,102)
Bonds and debentures outstanding | Santander Holdings USA, Inc.
Changes in financial instruments, Liabilities
Issues	2,315	0	1,269
Redemptions and repurchases	(3,153)	(778)	(1,201)
Bonds and debentures outstanding | Banco Santander - Chile
Changes in financial instruments, Liabilities
Issues	1,486	1,158	766
Redemptions and repurchases	(1,452)	(1,030)	(1,974)
Bonds and debentures outstanding | Santander Consumer Finance, S.A.
Changes in financial instruments, Liabilities
Issues	1,293	1,169	2,394
Redemptions and repurchases	(3,357)	(3,779)	(4,371)
Bonds and debentures outstanding | Santander Bank, National Association
Changes in financial instruments, Liabilities
Issues	1,222	252	0
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2022-1
Changes in financial instruments, Liabilities
Issues	972	0	0
Bonds and debentures outstanding | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Changes in financial instruments, Liabilities
Issues	837	541	1,770
Redemptions and repurchases	(1,316)	(411)	(415)
Bonds and debentures outstanding | PSA Financial Services Spain, E.F.C., S.A.
Changes in financial instruments, Liabilities
Issues	706	0	605
Bonds and debentures outstanding | Santander Consumer Bank AS
Changes in financial instruments, Liabilities
Issues	619	779	773
Redemptions and repurchases	(972)	(348)	(936)
Bonds and debentures outstanding | Santander International Products, Plc.
Changes in financial instruments, Liabilities
Issues	599	914	1,588
Bonds and debentures outstanding | PSA Banque France
Changes in financial instruments, Liabilities
Issues	60	815	385
Redemptions and repurchases	(1,165)	(335)	(684)
Bonds and debentures outstanding | Santander Factoring Sp. z o.o.
Changes in financial instruments, Liabilities
Issues	32	819	391
Redemptions and repurchases	(142)	(920)	(299)
Bonds and debentures outstanding | PSA Bank Deutschland GmbH
Changes in financial instruments, Liabilities
Issues	20	600	0
Bonds and debentures outstanding | Santander Consumo 4, F.T.
Changes in financial instruments, Liabilities
Issues	0	1,531	0
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2021-1
Changes in financial instruments, Liabilities
Issues	0	1,496	0
Bonds and debentures outstanding | Auto ABS French Lease Master Compartment 2016
Changes in financial instruments, Liabilities
Issues	0	900	300
Redemptions and repurchases	0	(900)	0
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2020-1
Changes in financial instruments, Liabilities
Issues	0	0	1,800
Redemptions and repurchases	(724)	(92)	0
Bonds and debentures outstanding | SCF Rahoituspalvelut IX DAC
Changes in financial instruments, Liabilities
Issues	0	0	650
Bonds and debentures outstanding | Santander Leasing S.A.
Changes in financial instruments, Liabilities
Redemptions and repurchases	(590)	(291)	(460)
Bonds and debentures outstanding | Santander Consumer Bank AG
Changes in financial instruments, Liabilities
Redemptions and repurchases	(500)	0	0
Bonds and debentures outstanding | Banco Santander Totta, S.A.
Changes in financial instruments, Liabilities
Redemptions and repurchases	€ (62)	€ (9)	€ (784)